Document And Entity Information	12 Months Ended
Dec. 31, 2010
Document And Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2011
Trading Symbol	ENDP
Entity Registrant Name	ENDO PHARMACEUTICALS HOLDINGS INC
Entity Central Index Key	0001100962
Entity Filer Category	Large Accelerated Filer